Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents
Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2021 $m	2020 $m
Cash at bank and in hand	925	1,482

Investments (short-term deposits)	4,858	6,239
Total	5,783	7,721